CONVERTIBLE DEBT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CONVERTIBLE DEBT
Beginning balance convertible notes	$ 100,000	$ 640,000
Payments	$ (100,000)	(525,000)
Conversion to common stock		(15,000)
Subtotal notes		100,000
Convertible note payable net of discount		$ 100,000